Property and Equipment - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 415,494	$ 377,780
Less: accumulated depreciation	(186,612)	(155,401)
Construction in-process	2,581	2,956
Property and equipment, Net	231,463	225,335
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	145,159	139,708
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,084	7,868
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	72,820	65,120
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,502	28,713
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 152,929	$ 136,371